Offerings - Offering: 1	Oct. 23, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share ("Common Stock")
Amount Registered | shares	433,907,000
Proposed Maximum Offering Price per Unit	0.5125
Maximum Aggregate Offering Price	$ 222,377,337.50
Fee Rate	0.0087%
Amount of Registration Fee	$ 19,346.83
Offering Note	1 The shares of the Registrant's common stock, par value $0.0001 per share (the "Common Stock"), offered hereby also include such presently indeterminate number of shares of Common Stock as a result of stock splits, stock dividends or similar transactions in accordance with Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"). Pursuant to Rule 457(c) under the Securities Act, and solely for the purpose of calculating the registration fee at a fee rate of 0.00008700 or $87 per $1 million, the proposed maximum offering price per share is $0.5125, which is the average of the high and low prices of the Common Stock as reported on The Nasdaq Capital Market on October 19, 2026, which date is within five business days prior to filing this Registration Statement. Represents an aggregate of 433,907,000 shares of common stock registered for sale by the selling securityholders named in this registration statement (after giving effect to certain potential anti-dilution and other adjustments).